Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2017
Company's Operating Subsidiaries, Operating VIE and Operating VIE Subsidiaries

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIE subsidiaries. As of December 31, 2017, the Company’s operating subsidiaries, operating VIE and operating VIE subsidiaries were as follows:

Operating Subsidiaries	Equity interests held	Place and Date of Incorporation
Gridsum Holding (China) Limited	100%	Hong Kong, July 2014
Dissector (Beijing) Technology Co., Ltd.	100%	PRC, October 2014

Operating VIE	Economic interests held	Place and Date of Incorporation
Gridsum Holding (Beijing) Co., Ltd	100%	PRC, August 2014

Operating VIE Subsidiaries	Economic interests held	Place and Date of Incorporation
Beijing Gridsum Technology Co., Ltd.	100%	PRC, December 2005
Beijing Moment Everlasting Ad Co., Ltd.	100%	PRC, January 2011
Guoxinjunhe (Beijing) Technology Co., Ltd.	100%	PRC, April 2012
Beijing Yunyang Ad Co., Ltd.	100%	PRC, March 2013
Beijing Guoxinwangyan Technology Co., Ltd.	80%	PRC, August 2015
Beijing Gridsum Yizhun Technology Co., Ltd.	100%	PRC, February 2016
Beijing Zhixunyilong Software Co., Ltd.	100%	PRC, May 2017
Beijing Gridsum Wang’an Technology Co., Ltd.	100%	PRC, June 2017
Beijing Hainatianchuang Technology Development Co., Ltd.	51%	PRC, August 2017

Consolidated Financial Information of VIEs and VIE Subsidiaries including Inter-Group Transactions with Other Entities in Group

The consolidated financial information of the VIEs and VIE subsidiaries, including the inter-group transactions with other entities in the Group, has been included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Total assets	584,080	672,499	1,054,865
Total liabilities	580,242	570,740	996,074

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Net revenues	290,403	533,681	558,393
Net income	24,060	105,597	160,550

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Net cash provided by/(used in) operating activities	142,418	(109,839)	(148,018)
Net cash used in investing activities	(23,454)	(45,968)	(22,920)
Net cash (used in)/provided by financing activities	(4,000)	62,151	201,019